Revenues from Contracts with Customers	6 Months Ended
Jun. 30, 2022
Revenues from Contracts with Customers
Revenues from Contracts with Customers

9. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Revenues from long-term fleet	115,522	132,337	233,681	265,268
Revenues from spot fleet	57,293	83,521	144,256	164,092
Revenues from vessel management services	195	238	400	459
Total	173,010	216,096	378,337	429,819

Management allocates vessel revenues to two categories: a) spot fleet and b) long-term fleet, which reflects its commercial strategy. Specifically, the spot fleet category contains all vessels that have contracts with initial duration of up to five years. The long-term fleet category contains all vessels that have charter party agreements with initial duration of more than five years. Both categories, exclude optional periods.